Income Tax Provision (Details Narrative) (USD $)	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Income Tax Provision Details Narrative
Net operating loss carry-forwards		$ 43,645
Net deferred tax assets	23,412	14,839
Valuation allowance decrease		8,573
Valuation allowance increase	$ 23,412	$ 23,412